Deposits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deposits [Abstract]
Summary of Deposit Accounts
Deposit accounts are summarized as follows:

	June 30, 2022		December 31, 2021
(In Thousands)	Amount	%	Amount	%

Demand, noninterest-bearing	$184,345	20.43%	$129,243	16.75%
Demand, interest-bearing	269,493	29.86	256,258	33.21
Money market and savings	235,411	26.09	205,843	26.68
Time deposits, $250 and over	55,507	6.15	56,266	7.29
Time deposits, other	157,617	17.47	124,055	16.08

	$902,373	100.0%	$771,665	100.0%

Deposit accounts are summarized as follows:

	December 31, 2021		December 31, 2020
(In Thousands)	Amount	%	Amount	%
Demand, noninterest-bearing	$129,243	16.75%	$66,573	17.75%
Demand, interest-bearing	256,258	33.21	158,708	42.31
Money market and savings	205,843	26.67	69,188	18.44
Time deposits, $250 and over	56,266	7.29	14,253	3.80
Time deposits, other	124,055	16.08	66,402	17.70

	$771,665	100.0%	$375,124	100.0%

Summary of Scheduled Maturities of Time Deposits
The scheduled maturities of time deposits are as follows:

(In Thousands)	December 31, 2021
One year or less	$118,629
More than one year to two years	36,575
More than two years to three years	10,754
More than three years to four years	9,026
More than four years to five years	4,888
More than five years	449

Total	$180,321